UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended: March 31, 2010

Institutional Investment Manager Filing this Report:
Name:                     Rosenblum-Silverman-Sutton
Address:                  1388 Sutter Street, Ste 725
                          San Francisco, CA 94109

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herin is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Report Type            13F HOLDINGS REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934 BARBARA ROSENBLUM

Form 13F Summary Page
Report Summary:
Number of Other Included Manager 0
Form 13F Information Table Entry 70
Form 13F Information Table Value $123,460



					Value		Shr/Prn				Invstmnt		Other		Voting Authority
Name of Issuer	Title of Class		Cusip		x $1000		Amt		SH/PRN		Discrtn		Managers		Sole	Shared	None

ABB Ltd Adr	COM		000375204		1750		80125		SH		Sole		0		0	0	0
Accenture Ltd. CL-A	COM		G1151C101		680		16220		SH		Sole		0		0	0	0
Affiliated Mgrs Group	COM		008252108		959		12145		SH		Sole		0		0	0	0
Alcoa	COM		022249106		338		23758		SH		Sole		0		0	0	0
American Express	COM		025816109		290		7025		SH		Sole		0		0	0	0
American Tower Corp Cl A	COM		029912201		1643		38550		SH		Sole		0		0	0	0
Apple Computer	COM		037833100		5508		23440		SH		Sole		0		0	0	0
Ashland Inc.	COM		044209104		1677		31775		SH		Sole		0		0	0	0
Atheros Communications Inc.	COM		04743p108		1136		29350		SH		Sole		0		0	0	0
Bankamerica Corp. New	COM		060505104		2070		115952		SH		Sole		0		0	0	0
Bed Bath & Beyond	COM		075896100		2394		54700		SH		Sole		0		0	0	0
Brocade Communications Sys	COM		111621306		357		62600		SH		Sole		0		0	0	0
Caterpillar Inc.	COM		149123101		1574		25050		SH		Sole		0		0	0	0
Celgene Corp.	COM		151020104		3086		49800		SH		Sole		0		0	0	0
Charles Schwab Corp.	COM		808513105		325		17362		SH		Sole		0		0	0	0
ChevronTexaco Corp	COM		166764100		2272		29964		SH		Sole		0		0	0	0
Cinemark Holdings Inc	COM		17243V102		2724		148525		SH		Sole		0		0	0	0
Cisco Systems	COM		17275R102		4728		181619		SH		Sole		0		0	0	0
CIT Group	COM		125581801		259		6642		SH		Sole		0		0	0	0
Citigroup	COM		172967101		267		65900		SH		Sole		0		0	0	0
Cliffs Natural Resources Inc.	COM		18683K101		742		10465		SH		Sole		0		0	0	0
Coach Inc.	COM		189754104		3096		78330		SH		Sole		0		0	0	0
Collective Brands	COM		19421W100		1384		60880		SH		Sole		0		0	0	0
Community Health Systems	COM		203668108		1093		29600		SH		Sole		0		0	0	0
CVS Caremark Corp 	COM		126650100		3274		89548		SH		Sole		0		0	0	0
Cybersource Inc.	COM		23251J106		2483		140616		SH		Sole		0		0	0	0
EBAY Inc	COM		278642103		2151		79775		SH		Sole		0		0	0	0
Exxon Mobil Corporation	COM		30231G102		388		5796.82		SH		Sole		0		0	0	0
Ford Motor Co.	COM		345370860		2291		182250		SH		Sole		0		0	0	0
Freeport-Mcmoran Cp & Gold Cl B	COM		35671D857		1437		17197		SH		Sole		0		0	0	0
General Electric	COM		369604103		3525		193672		SH		Sole		0		0	0	0
Goldman Sachs Group Inc.	COM		38141G104		315		1845		SH		Sole		0		0	0	0
Google Inc.	COM		38259P508		3708		6538		SH		Sole		0		0	0	0
Hewlett Packard	COM		428236103		2325		43750		SH		Sole		0		0	0	0
IHS Inc.	COM		451734107		974		18225		SH		Sole		0		0	0	0
Illumina Inc.	COM		452327109		3264		83913		SH		Sole		0		0	0	0
Intel Corp	COM		458140100		2986		133940		SH		Sole		0		0	0	0
IPC The Hospitalist Company	COM		44984A105		2961		84324		SH		Sole		0		0	0	0
Johnson & Johnson	COM		478160104		268		4110		SH		Sole		0		0	0	0
JP Morgan Chase & Co.	COM		46625H100		1206		26950		SH		Sole		0		0	0	0
Kinetic Concepts, Inc.	COM		49460W208		2246		46975		SH		Sole		0		0	0	0
Kohls Corp Wisc Pv	COM		500255104		3158		57650		SH		Sole		0		0	0	0
Life Technologies Corp.	COM		53217v109		422		8075		SH		Sole		0		0	0	0
Mc Dermott Intl Inc	COM		580037109		1526		56700		SH		Sole		0		0	0	0
Mcgraw Hill Co.	COM		580645109		269		7548		SH		Sole		0		0	0	0
Microsoft	COM		594918104		2575		87908		SH		Sole		0		0	0	0
MKS Instruments	COM		55306N104		346		17650		SH		Sole		0		0	0	0
National Oilwell Varco Inc.	COM		637071101		1528		37665		SH		Sole		0		0	0	0
Nuance Communications Inc	COM		669967101		1684		101200		SH		Sole		0		0	0	0
Oracle Corp.	COM		68389X105		4224		164304		SH		Sole		0		0	0	0
Perrigo Co.	COM		714290103		1170		19920		SH		Sole		0		0	0	0
Pfizer Inc.	COM		717081103		514		29945		SH		Sole		0		0	0	0
Potash Corp.	COM		73755L107		3475		29114		SH		Sole		0		0	0	0
Psychiatric Solutions	COM		74439h108		882		29550		SH		Sole		0		0	0	0
Royal Dutch Shell PLC-ADR A	COM		780259206		360		6218		SH		Sole		0		0	0	0
Schlumberger Ltd	COM		806857108		405		6389		SH		Sole		0		0	0	0
Scotts Miracle-Gro Co.	COM		810186106		1117		24100		SH		Sole		0		0	0	0
Staples Inc.	COM		855030102		289		12350		SH		Sole		0		0	0	0
SunTech Power Adr	COM		86800c104		616		43950		SH		Sole		0		0	0	0
Sybase Inc.	COM		871130100		485		10400		SH		Sole		0		0	0	0
TD Ameritrade Hldg Corp.	COM		87236Y108		1425		74783		SH		Sole		0		0	0	0
Teva Pharmaceutical Inds	COM		881624209		5131		81340		SH		Sole		0		0	0	0
The TJX Companies	COM		872540109		2344		55125		SH		Sole		0		0	0	0
Thermo Fisher Scientific	COM		883556102		2771		53876		SH		Sole		0		0	0	0
United Technologies	COM		913017109		4085		55500		SH		Sole		0		0	0	0
US Airways Group	COM		90341W108		789		107350		SH		Sole		0		0	0	0
US Oil Fund	COM		91232N108		485		12050		SH		Sole		0		0	0	0
Visa Inc.	COM		92826c839		4698		51605		SH		Sole		0		0	0	0
Wells Fargo Co.	COM		949746101		252		8091.98		SH		Sole		0		0	0	0
WPP Group PLC Adr	COM		929309409		280		5440		SH		Sole		0		0	0	0
